Business combinations, 2022 (Details) $ in Thousands				12 Months Ended
	Sep. 02, 2022 USD ($) MW	Apr. 04, 2022 USD ($) MW	Jan. 17, 2022 USD ($) Substation MW	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Business combinations [Abstract]
Investments accounted for using equity method				$ 260,031	$ 230,307	$ 294,581
Asset Acquisition [Member]
Fair Value of Assets and Liabilities Acquisition [Abstract]
Property, plant and equipment under IAS 16 (Note 6)				58,002
Rights of use under IFRS 16 (Lessee) or intangible assets under IAS 38 (Note 6)				16,993
Cash & cash equivalents				1,057
Other current assets				8,283
Non-current Project debt (Note 16)				(1,301)
Current Project debt (Note 16)				(148)
Other current and non-current liabilities				(18,919)
Non-controlling interest				(14,300)
Total net assets acquired at fair value				49,667
Asset acquisition - purchase price paid				(49,667)
Net result of business combinations				0
Revenue contributed by the acquisitions				6,200
Amount of profit after tax				1,700
Additional revenue amount				4,800
Additional amount of profit after tax				$ 1,700
Chile TL4 [Member]
Business combinations [Abstract]
Installed capacity | MW			63
Number of substations | Substation			2
Investments accounted for using equity method			$ 38,400		$ 8,000
Italy PV 4 [Member]
Business combinations [Abstract]
Installed capacity | MW		3.6
Investments accounted for using equity method		$ 3,700
Chile PV 3 [Member]
Business combinations [Abstract]
Installed capacity | MW	73
Investments accounted for using equity method	$ 7,700
Percentage of non-controlling interests	65.00%